Capital Stock and Warrants: Stock Warrants (Policies)	12 Months Ended
Jun. 30, 2012
Stock Warrants:
Stock Warrants

Stock warrants

In May 2010, the Company commenced a private stock offering, whereby it authorized the issuance of 1,333,334 units consisting of one share of its common stock and one common stock purchase warrant for a total raise of $1,000,000. The common stock purchase warrants are exercisable at $1.25 per share and carrying a two-year exercise period. The offering was closed as of May 26, 2010. All 1,333,334 units were issued and $1,000,000 in cash was received.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $656,948 of the gross proceeds to the 1,333,334 common shares and $343,052 to the 1,333,334 warrants, which together comprised the 1,333,334 Units, for total gross proceeds of $1,000,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

In April 2011, the Company borrowed $150,000 from related parties. In conjunction with each $25,000 note, the Company issued a warrant to purchase 50,000 share of the Company’s common stock at $0.55 per share for a three-year term, commencement on the date of the note. The total number of warrants for purchase is 300,000 shares.

The amount of warrant expense related to this related party payable for the year ending June 30, 2012 was $82,824 and was $40,000 for the year ending June 30, 2011. The expense was calculated using the Black-Scholes pricing model.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $105,591 of the gross proceeds to the 200,000 common shares and US $10,409 to the 100,000 whole warrants, which together comprised the 200,000 Units, for total gross proceeds of US $116,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $517,883 of the gross proceeds to the 1,000,000 common shares and US $52,117 to the 500,000 whole warrants, which together comprised the 1,000,000 Units, for total gross proceeds of US $570,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $2,375,007 of the gross proceeds to the 6,500,000 common shares and $874,993 to the 6,500,000 warrants, which together comprised the 6,500,000 Units, for total gross proceeds of $3,250,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company has agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the Investor for resale.  If the registration statement does not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, Investor shall receive an additional common share and Warrant for, respectively, each ten (10) common shares.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the sale of 2,107,500 units (“Units”) at a purchase price of US $0.50 per Unit; the issuance of 300,000 Units at an issuance price of US $0.50 per Unit for the settlement of related party notes; and, the issuance of 220,000 Units at an issuance price of US $0.50 per Unit in exchange for services.  There were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. For the purpose of determining the allocation of total capital raised between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $960,051 of the capital raised to the total 2,627,500 common shares and $353,699 to the total 2,627,500 warrants, which together comprised the total 2,627,500 Units, for total capital raised of $1,313,750.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.    The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

The fair value of warrants was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.24% - 1.51%
2011:	1.31%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	102.90% - 113.77%
2011:	200%

Weighted average remaining life
2012:	1.63
2011:	2.75

The following table summarizes information about warrants as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2009	0	$0
Warrants granted	1,333,334	1.25
Warrants expired	0	0

Outstanding, June 30, 2010	1,333,334	$1.25
Exercisable, June 30, 2010	1,333,334	$1.25

Outstanding, July 1, 2010	1,333,334	1.25
Warrants granted	300,000	0.55
Warrants exercised	0	0

Outstanding, June 30, 2011	1,633,334	$1.12
Exercisable, June 30, 2011	1,633,334	$1.12

Outstanding, July 1, 2011	1,633,334	1.12
Warrants granted	9,727,500.66
Warrants exercised	0	0
Warrants expired	1,333,334	1.25
Outstanding, June 30, 2012	10,027,500	$.65
Exercisable, June 30, 2012	10,027,500	$.65

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Warrants	Weighted Average Exercise Price

$0.55	300,000	$0.55	1.75	300,000	$0.55
$0.75[1]	600,000	$0.75[1]	4.08	600,000	$0.75[1]
$0.65	9,127,500	$0.65	1.47	9,127,500	$0.65

(1)     Figure expressed in $CDN

As of June 30, 2012, the aggregate weighted-average intrinsic value of the warrants outstanding and exercisable was $1,604,400.  The weighted-average grant-date fair value of warrants granted for the year ended June 30, 2012 was $0.65.